Long-Term Debt - Schedule of long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	$ 0	$ 15,569
2013	75,500	75,574
2014	75,500	75,581
2015	51,000	51,087
2016	1,000	76,094
2017	351,000	276,102
Thereafter	252,259	253,175
Total long-term debt, excluding prepayment penalty	806,259	823,182
Prepayment penalty	(24,601)	0
Total Long-term debt	781,658	823,182
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2012	0.00%	2.12%
2013	1.11%	1.11%
2014	1.61%	1.62%
2015	2.00%	2.01%
2016	2.05%	4.03%
2017	1.99%	3.91%
Thereafter	2.94%	2.96%
Average rate, total, excluding prepayment penalty	2.17%	3.01%
Average rate, total	2.87%	3.01%
Federal Home Loan Bank Advances
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	0	15,500
2013	75,500	75,500
2014	75,500	75,500
2015	51,000	51,000
2016	1,000	1,000
2017	51,000	51,000
Thereafter	252,259	252,314
Total long-term debt, excluding prepayment penalty	506,259	521,814
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2012	0.00%	2.09%
2013	1.11%	1.11%
2014	1.61%	1.61%
2015	2.00%	2.00%
2016	2.05%	2.05%
2017	3.37%	3.37%
Thereafter	2.94%	2.94%
Average rate, total, excluding prepayment penalty	2.42%	2.41%
Broker Repurchase Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	0	75,000
2017	300,000	225,000
Total long-term debt, excluding prepayment penalty	300,000	300,000
Prepayment penalty	(24,601)
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2016	0.00%	4.05%
2017	1.75%	4.03%
Average rate, total, excluding prepayment penalty	1.75%	4.04%
Other Borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	0	69
2013	0	74
2014	0	81
2015	0	87
2016	0	94
2017	0	102
Thereafter	0	861
Total long-term debt, excluding prepayment penalty	$ 0	$ 1,368
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2012	0.00%	7.97%
2013	0.00%	7.97%
2014	0.00%	7.97%
2015	0.00%	7.97%
2016	0.00%	7.97%
2017	0.00%	7.97%
Thereafter	0.00%	7.97%
Average rate, total, excluding prepayment penalty	0.00%	7.97%